Financial instruments (Details 7) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues	SFr 215	SFr 671
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	(528)	(444)
Trading Revenues
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues	468	500
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	(464)	(528)
Other revenues
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues	(253)	171
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	SFr (64)	SFr 84